Retained Earnings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Retained Earnings
23.	Retained Earnings

Details of retained earnings as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Legal reserve[1]	￦	782,249	￦	782,249
Voluntary reserves[2]		4,651,362		4,651,362
Unappropriated retained earnings		4,527,539		5,822,458

Total	￦	9,961,150	￦	11,256,069

1

The Commercial Code of the Republic of Korea requires the Controlling Company to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued share capital. The reserve is not available for the payment of cash dividends, but may be transferred to share capital with the approval of the Controlling Company’s Board of Directors or used to reduce accumulated deficit, if any, with the ratification of the Controlling Company’s majority shareholders.

2

The provision of research and development of human resources is separately accumulated with tax reserve fund during earned surplus disposal by Tax Reduction and Exemption Control Act of Korea. Reversal of this provision can be paid out as dividends according to related tax law.